CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 250,313,799	$ 284,489,282
Restricted cash	2,082,103	1,217,414
Accounts receivable, net of allowance of $12,563,981 and $115,290,953 as of December 31, 2020 and 2021, respectively	36,071,056	202,701,987
Contract assets, net of allowance of $119,798 and $83,678 as of December 31, 2020 and 2021, respectively	1,415,241	1,884,193
Marketable securities	1,185,513	4,303,905
Customer deposits, net of allowance of $3,480 and $10,259,195 as of December 31, 2020 and 2021, respectively	783,995	11,550,586
Prepaid expenses and other current assets, net	25,110,040	7,483,504
Amounts due from related parties, net	3,913,385	9,076,358
Total current assets	320,875,132	522,707,229
Property and equipment, net	16,667,281	17,002,113
Intangible assets, net	23,297,758	34,213,342
Right-of-use assets	23,409,149	25,665,519
Investment in affiliates	17,942	31,331
Deferred tax assets, net	51,605,404	40,904,877
Other non-current assets	1,375,104	1,436,301
TOTAL ASSETS	437,247,770	641,960,712
Current liabilities:
Shortterm borrowings (including short-term borrowings of the consolidated VIEs without recourse to Leju of nil and nil as of December 31, 2020 and 2021, respectively)	784,230
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $2,714,357 and $1,631,401 as of December 31, 2020 and 2021, respectively)	1,631,401	2,833,992
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $27,228,398 and $19,962,938 as of December 31, 2020 and 2021, respectively)	21,516,888	29,221,956
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $27,877,546 and $31,400,562 as of December 31, 2020 and 2021, respectively)	60,951,790	63,040,929
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $19,184,369 and $16,992,077 as of December 31, 2020 and 2021, respectively)	18,046,289	21,203,795
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $4,737,776 and $2,693,624 as of December 31, 2020 and 2021, respectively)	7,631,923	7,105,885
Advances from customers (including advance from customers of the consolidated VIEs without recourse to Leju of $95,059,745 and $82,626,840 as of December 31, 2020 and 2021, respectively)	82,787,409	95,340,295
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Leju of $5,375,547 and $5,556,351 as of December 31, 2020 and 2021, respectively)	5,581,648	5,461,234
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $63,973,194 and $42,180,152 as of December 31, 2020 and 2021, respectively)	43,272,270	70,086,288
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $19,030,481 and $16,383,879 as of December 31, 2020 and 2021, respectively)	18,504,471	22,595,612
Total current liabilities	260,708,319	316,889,986
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $91,205 and $314,763 as of December 31, 2020 and 2021, respectively)	6,042,540	8,558,649
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Leju of $21,680,018 and $19,437,887 as of December 31, 2020 and 2021, respectively)	19,437,887	21,727,117
Total liabilities	286,188,746	347,175,752
Commitments and contingencies (Note 14)
Shareholders' Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 136,326,020 and 136,822,601 shares issued and outstanding, as of December 31, 2020 and 2021, respectively	136,823	136,326
Additional paid-in capital	801,476,746	799,536,607
Accumulated deficit	(648,934,102)	(498,000,567)
Subscription receivables		(50,286)
Accumulated other comprehensive loss	(1,424,302)	(5,695,204)
Total Leju Holdings Limited Shareholders' Equity	151,255,165	295,926,876
Non-controlling interests	(196,141)	(1,141,916)
Total equity	151,059,024	294,784,960
TOTAL LIABILITIES AND EQUITY	$ 437,247,770	$ 641,960,712